Discontinued operations and assets held for sale - Assets held for sale (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2019	Apr. 01, 2018
Non-current assets
Other intangible assets	€ 16,523		€ 17,652	€ 16,523
Plant, property and equipment	28,325		27,432	28,325
Deferred tax assets	26,200		24,753	25,551
Trade and other receivables	4,026		5,170	4,856
Total non-current assets	107,660		103,276	108,056
Current assets
Taxation recoverable	106		264	106
Trade and other receivables	9,975		12,190	12,104
Other investments	8,795		13,012	8,795
Cash and cash equivalents	4,674		13,637	4,674
Total current assets	24,131		39,817	26,299
Asset (liability) held for sale			(231)
Total assets held for sale	13,820			13,820
Non-current liabilities
Long-term borrowings	(32,908)		(48,685)	(32,908)
Post employment benefits	(520)		(551)	(520)
Provisions	(1,065)		(1,242)	(1,065)
Trade and other payables	(2,843)		(2,938)	(2,853)
Total non current liabilities	(37,980)		(53,894)	(38,131)
Current liabilities
Short-term borrowings	(8,513)		(4,270)	(8,513)
Provisions	(891)		(1,160)	(891)
Trade and other payables	(16,242)		(17,653)	(16,319)
Total current liabilities	(28,025)		(25,523)	(28,102)
Total liabilities held for sale	(10,999)			€ (10,999)
Net debt	29,631		27,033
Vodafone India (excluding interest in Indus Towers)
Non-current assets
Plant, property and equipment			3,091
Current assets
Cash and cash equivalents			751
Assets and liabilities classified as held for sale | Vodafone India (excluding interest in Indus Towers)
Non-current assets
Other intangible assets	5,937
Plant, property and equipment	2,823
Investments in associates and joint ventures			(231)
Deferred tax assets	1,641
Trade and other receivables	526
Noncurrent Assets Liability			(231)
Total non-current assets	10,927
Current assets
Taxation recoverable	1,219
Trade and other receivables	936
Other investments	11
Cash and cash equivalents	727	€ 467
Total current assets	2,893
Asset (liability) held for sale			(231)
Total assets held for sale	13,820
Non-current liabilities
Long-term borrowings	(6,687)
Post employment benefits	(14)
Provisions	(665)
Trade and other payables	(32)
Total non current liabilities	(7,398)
Current liabilities
Short-term borrowings	(1,756)
Provisions	(18)
Trade and other payables	(1,827)
Total current liabilities	(3,601)
Total liabilities held for sale	(10,999)
Net debt	7,714	8,674
Licence payables classified as debt	6,418	7,143
Other borrowings	2,025	2,020
Derivative financial instruments	2	22
Licence payables paid in cash	€ 345	€ 499
Maximum
Current liabilities
Net debt			34,100
Minimum
Current liabilities
Net debt			€ 27,000